U.S. GLOBAL INVESTORS FUNDS
 Three Canal Plaza, Suite 600
Portland, ME 04101

May 4, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”) File Nos. 002-35439/811-01800 Post-Effective Amendment (“PEA”) No. 125

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Resources Fund, Gold and Precious Metals Fund, Holmes Macro Trends Fund, Near-Term Tax Free Fund, U.S. Government Securities Ultra-Short Bond Fund and World Precious Minerals Fund, dated May 1, 2016 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 29, 2016 (accession number 0001398344-16-012463).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant